INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements [Abstract]
United States	$ 8,351	$ 7,584	$ 8,858
International	6,492	5,201	6,139
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	$ 14,843	$ 12,785	$ 14,997